[LOGO] LINCOLN
                                                                 -------
                                                                 FINANCIAL GROUP
                                                                 LINCOLN LIFE


Christine S. Frederick, Counsel
The Lincoln National Life Insurance Company
350 Church Street, MLW1
Hartford, CT 06103-1106
Telephone:  (860) 466-1386

March 12, 2003                                                VIA EDGAR
                                                              ---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Lincoln Life Flexible Premium Variable Life Account D         Lincoln Life Flexible Premium Variable Life Account F
File No. 033-00417; 811-04592                                 File No. 033-14692, 333-40745; 811-0516
Lincoln Life Flexible Premium Variable Life Account G         Lincoln Life Flexible Premium Variable Life Account J
File No. 033-22740; 811-05585                                 File No. 033-76434; 811-08410
Lincoln Life Flexible Premium Variable Life Account K         Lincoln Life Flexible Premium Variable Life Account M
File No. 033-76432; 811-08412                                 File No. 333-82663, 333-84360, 333-42479, 333-54338,
                                                              333-84370, 333-63940; 811-08557
Lincoln Life Flexible Premium Variable Life Account R         Lincoln Life Flexible Premium Variable Life Account S
File No. 333-43107, 333-33782, 333-90432; 811-08579           File No. 333-72875; 811-09241
Lincoln Life & Annuity Flexible Premium Variable Life         LLANY Separate Account R for Flexible Premium
         Account M                                                     Variable Life
File No. 333-42507, 333-61594, 333-84684, 333-52194,          File No. 333-46113, 333-33778, 333-90508; 811-08651
         333-84688; 811-08559
LLANY Separate Account S for Flexible Premium                 CG Variable Life Separate Account I
         Variable Life                                        File No. 033-84426; 811-08780
File No. 333-74325; 811-09257
Variable Life Account B of ING Life Insurance & Annuity       CG Variable Life Separate Account II
         Company [formerly Variable Life Account B of         File No. 033-89238; 811-08970
         Aetna Life Insurance and Annuity Company]
File No. 033-75248, 033-76004, 033-76018, 033-64277
         333-27337; 811-04536


Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended, (the "Act"), the above-referenced Separate Accounts, unit investment trusts, registered under the Act, mailed to contract owners a report containing financial statements and other applicable information required by Rule 30d-1 under the Act ("Annual Report") for each of the management investment companies (the "Underlying Funds") issuing securities held by the Account. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the Underlying Funds have filed their annual reports with the Securities and Exchange Commission via EDGAR. The filings are incorporated herein by reference.

Sincerely,

/s/ Christine S. Frederick

Christine S. Frederick
Senior Counsel